Related Party Balances and Transactions (Details) - Schedule of Consolidated Financial Statements - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Directors’ remuneration to Mr. Siu Wing Fung, Alfred [Member]
Schedule of Consolidated Financial Statements [Line Items]
Transactions with Related Parties	$ 95,000	$ 60,000	$ 125,000	$ 120,000	$ 100,000
Directors’ remuneration to Ms. Fong Hei Yue, Tina [Member]
Schedule of Consolidated Financial Statements [Line Items]
Transactions with Related Parties	$ 95,000	$ 60,000	125,000	120,000	100,000
Waiver of related party balance of Mr. Siu Wing Fung, Alfred [Member]
Schedule of Consolidated Financial Statements [Line Items]
Transactions with Related Parties			$ (88,151)